SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - ST Meng [Member] - USD ($)	Aug. 29, 2025	Jul. 05, 2025
Subsequent Event [Line Items]
Deposit		$ 1,230,000
Interest rate		300.00%
Convertible promissory note	$ 3,800,000
Interest rate per annum	12.00%